Share-Based Compensation	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

11. SHARE-BASED COMPENSATION

On November 22, 2022, the Company adopted the 2022 Equity Incentive Plan (the “2022 Plan”), which provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units and performance awards to eligible employees, directors and consultants, to be granted from time to time by the Board of Directors of the Company. As of September 30, 2023, the maximum shares available under the 2022 Plan is equal to 238,601.

Stock Grants

On July 11, 2023, the Company recognized $187,196 of share-based compensation expense upon the issuance of 40,000 shares of common stock to the Company’s Board of Directors, by virtue of the terms of the agreements described in Note 12, which is reflected in general and administrative expenses in the consolidated condensed statement of operations.

Stock Options

The Company grants stock options to employees, non-employees, and Directors with exercise prices equal to the closing price of the underlying shares of the Company’s common stock on the Nasdaq Capital Market on the date that the options are granted. Options granted generally have a term of five years from the grant date and vest over periods ranging from one to five years. The Company estimates the fair value of stock options on the grant date by applying the Black-Scholes option pricing valuation model.

The following table summarizes the significant assumptions used in determining the fair value of options granted for the three and nine months ended September 30, 2023:

2023
Weighted-average grant date fair value	$3.42
Risk-free interest rate	4.25% - 4.33%
Expected volatility	105.0% - 110.0%
Expected term (years)	3.18 - 3.76
Expected dividend yield	0.00%

Upon the Closing of the IPO on July 12, 2023, the Company granted an aggregate of 607,924 stock options to directors and executives, with a weighted average exercise price of $4.75. There were no stock options granted, issued, or outstanding prior to the IPO. For the three and nine months ended September 30, 2023, the Company recognized $233,728 of compensation expense related to stock option awards ($0 for the three and nine months ended September 30, 2022).

Restricted Stock Units

Compensation cost for service-based RSUs is based on the grant date fair value of the award, which is the closing market price of the Company’s common stock on the grant date multiplied by the number of shares awarded.

Upon the Closing of the IPO on July 12, 2023, the Company granted an aggregate of 32,000 RSUs to directors of the Company. No RSUs were granted, vested, or outstanding prior to the IPO. For the three and nine month periods ended September 30, 2023, the Company recognized $37,338 of compensation expense related to the vesting of 8,000 RSUs ($0 and 0 shares, respectively, for the three and nine months ended September 30, 2022). These shares are excluded from the number of shares outstanding at September 30, 2023 as the shares have not yet been legally issued.